Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Interest Expense on Deposits
Interest expense on deposits was as follows:

(dollars in thousands)	For the year ended December 31,
	2023	2022	2021

Interest bearing checking accounts	$382	$190	$178
Savings accounts	2,531	920	624
Time deposits and money market accounts	50,439	4,617	5,863
Total	$53,352	$5,727	$6,665

Maturity of Total Time Deposits
At December 31, 2023, the maturity of total time deposits is as follows:

(dollars in thousands)

Under 1 year	$1,715,122
1 to 2 years	26,971
2 to 3 years	1,122
3 to 4 years	91,716
4 to 5 years	1,061
Over 5 years	32
$1,836,024